OTHER COMMITMENTS AND CONTINGENCIES (Details) $ in Thousands, £ in Millions	12 Months Ended
	Dec. 31, 2018 USD ($)	Dec. 31, 2018 GBP (£)	Dec. 31, 2018 vessel	Dec. 31, 2018 tax_lease	Dec. 31, 2017 USD ($) vessel
Commitments and Contingencies Disclosure [Abstract]
Carrying value of vessels and equipment secured against long-term loans and capital leases	$ 1,517,297				$ 1,555,092
Number of tax leases			1	1	1
Accrued gain or loss on terminated contracts	2,100
Indonesia | NR Satu Related Claim | Foreign Tax Authority
Loss Contingencies
Range of exposure	24,000
Minimum
Loss Contingencies
Range of exposure	0
Maximum
Loss Contingencies
Range of exposure	$ 30,000	£ 23.0